Net cash flow from investing activities	12 Months Ended
Dec. 31, 2017
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Net cash flow from investing activities	30 Net cash flow from investing activities Information on the impact of companies acquired or disposed is presented in Note 46 ‘Consolidated companies and businesses acquired and divested’.